Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Components of Company's Property, Plant and Equipment

The components of the Company’s property, plant and equipment at December 31, 2016 and 2015 were as follows:

	2016	2015
Land	$42	$49
Buildings	762	774
Machinery and equipment	4,173	4,283
	4,977	5,106
Accumulated depreciation	(4,369)	(4,388)
Total	$608	$718